New standards (Details) - COP ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021	Jan. 01, 2021
New standards
Property, plant, and equipment	$ 96,760,471	$ 90,076,526
Colombia
New standards
Natural and environmental resources			$ 48,173
Property, plant, and equipment			18,013
Deferred tax			$ 24,132